Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal	$ 2,226	$ 1,807	$ 1,884
State	410	338	344
Total current income tax provision	2,636	2,145	2,228
Deferred:
Federal	(177)	101	(44)
State	(18)	12	(5)
Total deferred income tax provision	(195)	113	(49)
Total	2,441	2,258	2,179
Reconciliation of the statutory income tax rate to the Company's effective income tax rate
Statutory income tax rate (as a percent)	35.00%	35.00%	35.00%
State income taxes, net of federal tax benefit (as a percent)	3.90%	3.90%	4.10%
Other (as a percent)	(0.30%)	0.40%	(0.20%)
Effective income tax rate (as a percent)	38.60%	39.30%	38.90%
Deferred tax assets:
Lease and rents	336	325
Inventories	141	77
Employee benefits	202	253
Allowance for doubtful accounts	137	112
Retirement benefits	115	114
Net operating losses	5	6
Other	400	315
Total deferred tax assets	1,336	1,202
Deferred tax liabilities:
Depreciation and amortization	(4,457)	(4,552)
Net deferred tax liabilities	(3,121)	(3,350)
Net deferred tax assets (liabilities) presented on the consolidated balance sheets
Deferred tax assets-current	663	503
Deferred tax liabilities-noncurrent	(3,784)	(3,853)
Net deferred tax liabilities	(3,121)	(3,350)
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Beginning balance	38	35	61
Additions based on tax positions related to the current year	15	3	1
Additions based on tax positions related to prior years	42	13	2
Reductions for tax positions of prior years	(2)		(10)
Expiration of statutes of limitation	(12)	(7)	(16)
Settlements	(1)	(6)	(3)
Ending balance	80	38	35
Utilization or reduction of the company's reserve for uncertain tax positions over the next twelve months	6
Interest recognized related to unrecognized tax benefits	4	2	3
Accrued interest and penalties related to unrecognized tax benefits	10	8
Unrecognized tax benefits that would impact effective tax rate	$ 61